Benefit Plans	12 Months Ended
Dec. 31, 2014
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Benefit Plans
Benefit Plans
The Corporation has a noncontributory Defined Benefit Pension Plan (the “Pension Plan”) covering substantially all of the employees of the Corporation and its subsidiaries. The Pension Plan provides benefits based on an employee’s years of service and compensation.

The Corporation generally contributes annually an amount that can be deducted for federal income tax purposes using a different actuarial cost method and different assumptions from those used for financial reporting purposes. In January 2013, management contributed $12.6 million, of which $11.0 million was deductible on the 2012 tax return and $1.6 million was deductible on the 2013 tax return. See Note 17 of these Notes to Consolidated Financial Statements. There was no pension contribution in 2014 and there is no contribution expected in 2015.

Using an accrual measurement date of December 31, 2014 and 2013, plan assets and benefit obligation activity for the Pension Plan are listed below:

(In thousands)	2014	2013
Change in fair value of plan assets
Fair value at beginning of measurement period	$152,739	$117,768
Actual return on plan assets	15,511	31,518
Company contributions	—	12,638
Benefits paid	(7,652)	(9,185)
Fair value at end of measurement period	$160,598	$152,739
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	$89,179	$97,653
Service cost	4,331	4,817
Interest cost	4,577	4,223
Actuarial (gains) loss	18,893	(8,329)
Benefits paid	(7,652)	(9,185)
Projected benefit obligation at the end of measurement period	$109,328	$89,179
Funded status at end of year (fair value of plan assets less benefit obligation)	$51,270	$63,560

The asset allocation for the Pension Plan as of each measurement date, by asset category, was as follows:

		Percentage of Plan Assets
Asset category	Target Allocation	2014	2013
Equity securities	50% - 100%	85%	83%
Fixed income and cash equivalents	remaining balance	15%	17%
Total		100%	100%

The investment policy, as established by the Retirement Plan Committee, is to invest assets according to the target allocation stated above. Assets will be reallocated periodically based on the investment strategy of the Retirement Plan Committee. The investment policy is reviewed periodically.

The expected long-term rate of return on plan assets used to measure the benefit obligation was 7.25% as of December 31, 2014 and 2013. This return was based on the expected return of each of the asset categories, weighted based on the median of the target allocation for each class.

The accumulated benefit obligation for the Pension Plan was $92.0 million and $75.9 million at December 31, 2014 and 2013, respectively.

On November 17, 2009, the Park Pension Plan completed the purchase of 115,800 common shares of Park for $7.0 million or $60.45 per share. At December 31, 2014 and 2013, the fair value of the 115,800 common shares held by the Pension Plan was $10.2 million, or $88.48 per share and $9.9 million, or $85.07 per share, respectively.

The weighted average assumptions used to determine benefit obligations at December 31, 2014, 2013 and 2012 were as follows:

	2014	2013	2012
Discount rate	4.42%	5.30%	4.47%
Rate of compensation increase			3.00%
Under age 30	10.00%	10.00%
Ages 30-39	6.00%	6.00%
Ages 40 and over	3.00%	3.00%

The estimated future pension benefit payments reflecting expected future service for the next ten years are shown below (in thousands):

2015	$6,282
2016	6,236
2017	6,902
2018	7,081
2019	7,799
2020-2024	46,850
Total	$81,150

The following table shows ending balances of accumulated other comprehensive loss at December 31, 2014 and 2013.

(In thousands)	2014	2013
Prior service cost	$(15)	$(34)
Net actuarial loss	(22,855)	(8,579)
Total	(22,870)	(8,613)
Deferred taxes	8,005	3,015
Accumulated other comprehensive loss	$(14,865)	$(5,598)

Using an actuarial measurement date of December 31 for 2014, 2013 and 2012, components of net periodic benefit cost and other amounts recognized in other comprehensive (loss) income were as follows:

(In thousands)	2014	2013	2012
Components of net periodic benefit cost and other amounts recognized in other comprehensive (loss) income
Service cost	$(4,331)	$(4,817)	$(4,271)
Interest cost	(4,577)	(4,223)	(4,048)
Expected return on plan assets	10,869	9,536	8,742
Amortization of prior service cost	(19)	(20)	(20)
Recognized net actuarial loss	—	(2,703)	(1,708)
Net periodic benefit income (cost)	$1,942	$(2,227)	$(1,305)
Change to net actuarial (loss) gain for the period	$(14,276)	$30,409	$(11,236)
Amortization of prior service cost	19	20	20
Amortization of net loss	—	2,703	1,708
Total recognized in other comprehensive (loss) income	(14,257)	33,132	(9,508)
Total recognized in net benefit cost and other comprehensive (loss) income	$(12,315)	$30,905	$(10,813)

The estimated prior service costs for the Pension Plan that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year is $15,000. The estimated net actuarial loss expected to be recognized in the next fiscal year is $637,000.

The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, 2014, 2013 and 2012 are listed below:

	2014	2013	2012
Discount Rate	5.30%	4.47%	5.18%
Rate of compensation increase			3.00%
Under age 30	10.00%	10.00%
Ages 30-39	6.00%	6.00%
Ages 40 and over	3.00%	3.00%
Expected long-term return on plan assets	7.25%	7.50%	7.75%

The Pension Plan maintains cash in a PNB savings account. The Pension Plan cash balance was $1.9 million at December 31, 2014.

GAAP defines fair value as the price that would be received by Park for an asset or paid by Park to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date, using the most advantageous market for the asset or liability. The fair values of equity securities, consisting of mutual fund investments and common stock (U.S. large cap) held by the Pension Plan and the fixed income and cash equivalents, are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs). The fair value of Pension Plan assets at December 31, 2014 was $160.6 million. At December 31, 2014, $141.1 million of equity investments and cash in the Pension Plan were categorized as Level 1 inputs; $19.5 million of plan investments in corporate (U.S. large cap) and U.S. Government sponsored entity bonds were categorized as Level 2 inputs, as fair value was based on quoted market prices of comparable instruments; and no investments were categorized as Level 3 inputs. The fair value of Pension Plan assets was $152.7 million at December 31, 2013. At December 31, 2013, $128.7 million of investments in the Pension Plan were categorized as Level 1 inputs; $24.0 million were categorized as Level 2; and no investments were categorized as Level 3.

The Corporation has a voluntary salary deferral plan covering substantially all of the employees of the Corporation and its subsidiaries. Eligible employees may contribute a portion of their compensation subject to a maximum statutory limitation. The Corporation provides a matching contribution established annually by the Corporation. Contribution expense for the Corporation was $1.1 million, $1.1 million, and $1.0 million for 2014, 2013 and 2012, respectively.

The Corporation has a Supplemental Executive Retirement Plan (SERP) covering certain key officers of the Corporation and its subsidiaries with defined pension benefits in excess of limits imposed by federal tax law. The accrued benefit cost for the SERP totaled $7.6 million and $6.8 million for 2014 and 2013, respectively. The expense for the Corporation was $0.2 million for 2014, $0.2 million for 2013 and $0.3 million for 2012.